Summary of Significant Accounting Policies and Practices (Details) - Schedule of assets and liabilities acquired $ in Thousands	May 18, 2020 USD ($)
Schedule of assets and liabilities acquired [Abstract]
Total Purchase Price	$ 9,660
Assets
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,426
Inventories	8
Prepaid expenses and other current assets	110
Intangible assets	2,969
Other assets	2,682
Total Assets	53,419
Accounts payable and accrued liabilities	(49,437)
Total Liabilities	(49,437)
Net Assets Acquired	3,982
Loss on Acquisition	$ 5,679